UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund:  BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks — 0.0%	Shares		Value
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC		2,951	$2,951

Asset-Backed Securities (a)		Par (000)
Asset-Backed Securities — 6.5%
ACAS CLO Ltd., Class C (b):
Series 2014-1A, 3.52%, 7/18/26	USD	750	704,044
Series 2014-2A, 3.82%, 1/15/27		1,000	960,337
ALM Loan Funding (b):
Series 2012-5A, Class BR, 3.62%, 10/18/27		2,000	1,958,200
Series 2013-7R2A, Class B, 3.22%, 4/24/24		3,000	2,963,624
ALM XII Ltd., Series 2015-12A, Class B, 3.87%, 4/16/27 (b)		1,000	992,500
ALM XIV Ltd., Series 2014-14A (b):
Class B, 3.57%, 7/28/26		5,000	4,791,798
Class C, 4.07%, 7/28/26		4,500	3,964,990
ALM XVII Ltd., Series 2015-17A, Class B1, 4.00%, 1/15/28 (b)		1,400	1,400,000
AMMC CLO Ltd., Series 2015-17A, Class C, 3.74%, 11/15/27 (b)		1,000	993,400
Apidos CDO, Series 2012-9AR, Class CR, 3.52%, 7/15/23 (b)		1,000	973,200
Apidos CLO XVII, Series 2014-17A, Class B, 3.47%, 4/17/26 (b)		1,000	955,812
Apidos CLO XVIII, Series 2014-18A, Class C, 4.27%, 7/22/26 (b)		1,300	1,143,585
Ares CLO Ltd., Series 2012-2A, Class CR, 3.32%, 10/12/23 (b)		1,000	982,500
Atlas Senior Loan Fund V Ltd., Series 2014-1A (b):
Class C, 3.62%, 7/16/26		2,000	1,912,611
Class D, 4.07%, 7/16/26		2,000	1,705,887
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 4.32%, 10/15/26 (b)		3,000	2,642,778
Atrium CDO Corp., Series 5A, Class A4, 0.76%, 7/20/20 (b)		9,000	8,722,022
Babson CLO Ltd., Series 2014-3A, Class D1, 4.12%, 1/15/26 (b)		1,000	855,000
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.52%, 10/17/26 (b)		1,000	874,630

Asset-Backed Securities (a)	Par (000)		Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.42%, 7/20/26 (b)	USD	1,250	$1,218,750
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 3.67%, 4/18/27 (b)		1,000	982,500
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.62%, 8/16/22 (b)		2,000	1,971,464
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.33%, 11/23/25 (b)		1,000	919,054
Carlyle Global Market Strategies CLO Ltd. (b):
Series 2012-2A, Class C1R, 3.52%, 7/20/23		1,000	986,300
Series 2014-5A, Class C, 4.77%, 10/16/25		1,000	942,688
Series 2015-1A, Class C, 3.77%, 4/20/27		1,000	981,773
CIFC Funding Ltd., Series 2014-3A (b):
Class C1, 3.42%, 7/22/26		1,500	1,419,287
Class D, 4.02%, 7/22/26		1,071	933,856
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.42%, 10/15/26 (b)		750	710,930
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (b)		1,000	883,471
Highbridge Loan Management 4-2014 Ltd., Series 4A-2014, Class B, 3.62%, 7/28/25 (b)		1,000	935,983
Highbridge Loan Management 6-2015 Ltd., Series 6A-2015, Class C, 3.40%, 5/05/27 (b)		1,500	1,437,983
ING IM CLO Ltd., Series 2012-4A, Class C, 5.12%, 10/15/23 (b)		1,000	955,643
LCM XVIII LP, Series 18A, Class C1, 3.77%, 4/20/27 (b)		1,000	981,198
Limerock CLO III LLC, Series 2014-3A, Class C, 4.22%, 10/20/26 (b)		1,000	870,226
Madison Park Funding Ltd. (b):
Series 2012-10A, Class D, 4.87%, 1/20/25		3,000	2,884,235
Series 2012-8AR, Class CR, 3.10%, 4/22/22		1,350	1,349,115
Series 2012-8AR, Class DR, 4.15%, 4/22/22		1,500	1,437,035
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.47%, 8/15/22 (b)		2,000	1,974,313

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities (a)	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding Ltd. (b) (continued):
Series 2014-14A,Class D, 4.22%, 7/20/26	USD	2,000	$1,785,336
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.37%, 1/19/25 (b)		1,000	954,423
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (b)		2,400	2,339,765
Madison Park Funding XVI Ltd., Series 2015-16A, Class B, 3.62%, 4/20/26 (b)		1,000	985,300
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27 (b)		1,600	1,580,000
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.42%, 8/12/26 (b)		750	709,766
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 4.01%, 11/18/26 (b)		1,500	1,322,404
OZLM VI Ltd., Series 2014-6A, Class B, 3.52%, 4/17/26 (b)		1,100	1,048,637
OZLM VII Ltd., Series 2014-7A, Class C, 4.22%, 7/17/26 (b)		1,500	1,320,187
OZLM VIII Ltd., Series 2014-8A, Class B, 3.62%, 10/17/26 (b)		900	854,548
OZLM XI Ltd., Series 2015-11A, Class B, 3.62%, 1/30/27 (b)		2,750	2,668,418
Regatta IV Funding Ltd., Series 2014-1A (b):
Class C, 3.57%, 7/25/26		1,500	1,418,156
Class D, 4.12%, 7/25/26		1,000	854,112
Regatta V Funding Ltd., Series 2014-1A (b):
Class B, 3.62%, 10/25/26		1,000	934,036
Class C, 4.07%, 10/25/26		1,000	856,392
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.71%, 6/15/21		1,451	1,439,223
Sound Point CLO Ltd., Series 2014-3A, Class D, 4.22%, 1/23/27 (b)		1,000	865,593
Symphony CLO Ltd., Series 2012-10AR, Class CR, 3.17%, 7/23/23 (b)		1,000	986,687
Symphony CLO XV Ltd., Series 2014-15A (b):
Class C, 3.82%, 10/17/26		1,500	1,453,193
Class D, 4.37%, 10/17/26		1,000	944,200

Asset-Backed Securities (a)	Par (000)		Value
Asset-Backed Securities (continued)
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.04%, 6/10/25 (b)	USD	800	$717,704
Voya CLO Ltd., Class C (b):
Series 2014-3A, 4.22%, 7/25/26		750	660,407
Series 2014-4A, 4.62%, 10/14/26		1,000	906,803
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.61%, 1/20/27 (b)		4,000	3,960,000
WhiteHorse IX Ltd., Series 2014-9A, Class C, 3.32%, 7/17/26 (b)		1,000	825,381
Total Asset-Backed Securities — 6.5%			96,663,393

Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		536	553,420
TransDigm, Inc.:
6.00%, 7/15/22		4,585	4,493,300
6.50%, 7/15/24		2,140	2,091,850

			7,138,570
Air Freight & Logistics — 0.2%
XPO Logistics, Inc. (b):
7.88%, 9/01/19		1,548	1,544,130
6.50%, 6/15/22		1,576	1,410,520

			2,954,650
Airlines — 1.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		692	659,995
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		1,870	1,982,674
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,131,800
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,042	3,437,926
Turkish Airlines 2015-1 Class A Pass Through Trust, 4.20%, 9/15/28 (b)		3,029	2,892,908

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23	USD	3,999	$3,988,793
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (b)		1,247	1,259,238

			16,353,334
Auto Components — 1.2%
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		1,600	1,680,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		265	263,013
4.88%, 3/15/19		3,950	3,634,000
6.00%, 8/01/20		3,108	2,917,324
5.88%, 2/01/22		3,816	3,410,550
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,470,000
Schaeffler Holding Finance BV (b)(c):
(6.25% Cash), 6.25%, 11/15/19		1,112	1,159,260
(6.75% Cash), 6.75%, 11/15/22		2,417	2,525,765

			18,059,912
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,450,172
General Motors Co.:
4.88%, 10/02/23		1,875	1,889,145
6.25%, 10/02/43		940	944,317

			7,283,634
Banks — 5.4%
Associated Banc-Corp, 5.13%, 3/28/16 (d)		7,430	7,450,054
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,646,000
5.25%, 3/15/18		4,030	4,163,474
6.63%, 4/01/18 (b)		335	354,095
5.50%, 2/15/19 (b)		5,147	5,314,277
5.00%, 8/01/23		660	659,587
City National Corp., 5.25%, 9/15/20 (d)		2,900	3,229,147
Credit Suisse Group AG, 6.50%, 8/08/23 (b)		12,000	12,750,000
Discover Bank/Greenwood, 8.70%, 11/18/19		748	884,499
Fifth Third Bancorp, 5.10% (a)(e)		5,000	4,484,375
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	5,808,855

Corporate Bonds		Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (b)	USD	3,840	$3,772,854
Rabobank Nederland, 3.95%, 11/09/22 (d)		3,775	3,864,517
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,687,854
Wells Fargo & Co.:
3.45%, 2/13/23		2,325	2,347,350
4.13%, 8/15/23 (d)		4,000	4,183,068
5.61%, 1/15/44 (d)		4,119	4,516,043

			79,116,049
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46		6,170	6,389,492
Ball Corp., 4.38%, 12/15/20		681	705,475

			7,094,967
Biotechnology — 0.4%
Amgen, Inc. (d):
5.15%, 11/15/41		3,450	3,539,082
4.40%, 5/01/45		3,050	2,835,933

			6,375,015
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (b)		424	432,480
Building Materials Corp. of America, 6.00%, 10/15/25 (b)		2,828	2,884,560
Masonite International Corp., 5.63%, 3/15/23 (b)		610	625,250

			3,942,290
Capital Markets — 3.0%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,418,770
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	664,815
7.50%, 2/15/19 (d)		5,165	5,884,727
5.25%, 7/27/21		1,175	1,303,412
5.75%, 1/24/22 (d)		5,500	6,237,885
6.25%, 2/01/41 (d)		15,000	17,785,695
Morgan Stanley (d):
5.63%, 9/23/19		6,770	7,456,756
5.50%, 7/28/21		2,695	3,014,514

			43,766,574
Chemicals — 1.5%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,788,625

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Chemicals (continued)
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)	USD	617	$647,461
Basell Finance Co. BV, 8.10%, 3/15/27 (b)(d)		6,000	7,467,102
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,117,335
Chemours Co., 7.00%, 5/15/25 (b)		434	264,740
Huntsman International LLC:
4.88%, 11/15/20		1,075	954,062
5.13%, 11/15/22 (b)		2,495	2,145,700
NOVA Chemicals Corp., 5.25%, 8/01/23 (b)		2,277	2,228,614
Platform Specialty Products Corp. (b):
10.38%, 5/01/21		165	153,863
6.50%, 2/01/22		1,372	1,077,020
Solvay Finance America LLC, 3.40%, 12/03/20 (b)		3,180	3,182,026

			22,026,548
Commercial Services & Supplies — 3.5%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	927,775
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (d)		31,000	34,952,500
6.75%, 4/06/21		7,850	8,772,375
Mobile Mini, Inc., 7.88%, 12/01/20		2,480	2,529,600
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,085,750
7.63%, 4/15/22		1,853	1,906,274

			51,174,274
Communications Equipment — 0.3%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (b)		2,242	2,180,345
CommScope, Inc., 5.50%, 6/15/24 (b)		254	244,475
Harris Corp., 5.05%, 4/27/45		1,790	1,804,841
Plantronics, Inc., 5.50%, 5/31/23 (b)		423	426,172

			4,655,833
Construction & Engineering — 0.3%
AECOM Co.:
5.75%, 10/15/22		333	336,746
5.88%, 10/15/24		2,311	2,302,334
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	324,205

Corporate Bonds	Par (000)		Value
Construction & Engineering (continued)
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)	USD	568	$556,640
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	771,375

			4,291,300
Construction Materials — 0.6%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,983,280
HD Supply, Inc.:
7.50%, 7/15/20		2,905	3,021,200
5.25%, 12/15/21 (b)		3,278	3,372,243

			8,376,723
Consumer Finance — 2.2%
Ally Financial, Inc.:
5.13%, 9/30/24		590	598,112
4.63%, 3/30/25		136	132,260
8.00%, 11/01/31		5,795	6,519,375
Capital One Bank USA NA, 3.38%, 2/15/23 (d)		11,610	11,342,262
Countrywide Financial Corp., 6.25%, 5/15/16 (d)		8,069	8,184,032
Discover Financial Services, 3.85%, 11/21/22		3,252	3,320,048
Experian Finance PLC, 2.38%, 6/15/17 (b)(d)		2,550	2,546,379

			32,642,468
Containers & Packaging — 0.6%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		904	892,700
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,233,570
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,568,825
5.13%, 12/01/24		649	649,000
5.50%, 9/15/25		835	851,700

			8,195,795
Diversified Consumer Services — 0.3%
Service Corp. International, 4.50%, 11/15/20		4,382	4,475,118
Diversified Financial Services — 10.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		1,619	1,594,715

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust (continued):
4.63%, 7/01/22	USD	518	$503,755
Air Lease Corp., 3.75%, 2/01/22		5,000	4,937,590
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,153,535
Bank of America Corp.:
3.75%, 7/12/16		5,525	5,588,731
5.00%, 5/13/21 (d)		17,100	18,732,622
5.70%, 1/24/22 (d)		2,590	2,919,034
Bank of America NA, 5.30%, 3/15/17 (d)		13,440	13,930,426
Barclays PLC, 4.38%, 9/11/24		2,100	2,046,786
Citigroup, Inc. (d):
4.45%, 1/10/17		4,800	4,934,731
6.68%, 9/13/43		4,125	4,930,299
Credit Agricole SA, 8.13% (a)(b)(e)		5,000	4,997,000
Deutsche Bank AG, 4.50%, 4/01/25		3,985	3,548,495
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,208,672
5.88%, 8/02/21		9,420	10,398,889
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,840,034
4.38%, 9/25/21		2,260	2,296,705
4.25%, 5/15/23		1,681	1,634,193
ING Bank NV, 5.00%, 6/09/21 (b)(d)		8,000	9,012,472
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		1,705	1,423,675
Leucadia National Corp., 5.50%, 10/18/23		4,000	3,805,528
Lloyds Banking Group PLC, 5.30%, 12/01/45 (b)		1,120	1,136,453
Moody’s Corp., 6.06%, 9/07/17		20,000	20,563,720
MSCI, Inc., 5.75%, 8/15/25 (b)		738	780,435
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (b)		5,500	4,847,150
Resparcs Funding LP I, 8.00% (e)(f)(g)		4,000	919,760
Reynolds Group Issuer, Inc.:
8.50%, 5/15/18		176	169,840
9.00%, 4/15/19		370	356,125
7.88%, 8/15/19		2,480	2,573,000
9.88%, 8/15/19		147	143,692
5.75%, 10/15/20		2,866	2,869,582
6.88%, 2/15/21		105	108,675
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,662,770

Corporate Bonds	Par (000)		Value
Diversified Financial Services (continued)
Royal Bank of Scotland Group PLC (continued):
5.13%, 5/28/24	USD	5,250	$5,270,475

			149,839,564
Diversified Telecommunication Services — 5.2%
AT&T, Inc.:
6.30%, 1/15/38 (d)		12,000	12,865,212
4.30%, 12/15/42		265	218,658
4.35%, 6/15/45		367	305,325
CenturyLink, Inc.:
6.45%, 6/15/21		679	661,604
Series V, 5.63%, 4/01/20		981	962,606
Frontier Communications Corp.:
6.25%, 9/15/21		980	825,650
7.13%, 1/15/23		55	45,787
7.63%, 4/15/24		1,609	1,343,515
6.88%, 1/15/25		587	466,665
11.00%, 9/15/25 (b)		514	495,367
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,250	2,283,750
5.13%, 5/01/23		1,183	1,188,915
5.38%, 1/15/24 (b)		754	761,540
5.38%, 5/01/25		2,455	2,470,344
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,663,525
Verizon Communications, Inc. (d):
5.15%, 9/15/23		8,775	9,707,782
6.40%, 9/15/33		9,475	10,706,163
7.35%, 4/01/39		7,825	9,699,620
6.55%, 9/15/43		13,225	15,439,606

			77,111,634
Electric Utilities — 3.9%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,989,564
Duke Energy Corp., 3.55%, 9/15/21 (d)		3,650	3,771,242
Great Plains Energy, Inc., 5.29%, 6/15/22 (h)		5,550	6,199,922
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		4,552	4,719,108
NiSource Finance Corp., 6.80%, 1/15/19 (d)		3,075	3,443,582
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22		4,150	4,418,484
5.30%, 6/01/42		2,750	3,001,380
Progress Energy, Inc., 7.00%, 10/30/31 (d)		12,000	15,180,852
Puget Energy, Inc.:
6.00%, 9/01/21		275	314,352
5.63%, 7/15/22		5,550	6,228,821

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Texas Competitive Electric Holdings Co. LLC: (f)(g):
10.50%, 11/01/16	USD	91	$4,550
Series A, 10.25%, 11/01/15		137	7,364

			58,279,221
Electronic Equipment, Instruments & Components — 0.6%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,380	1,450,725
5.00%, 9/01/23		306	309,060
5.50%, 12/01/24		2,458	2,557,844
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,827,500
Sanmina Corp., 4.38%, 6/01/19 (b)		1,415	1,422,075

			8,567,204
Energy Equipment & Services — 0.5%
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		293	234,400
6.75%, 8/01/22		375	307,500
GrafTech International Ltd., 6.38%, 11/15/20		890	507,300
Halliburton Co., 5.00%, 11/15/45		6,615	5,898,536
Peabody Energy Corp., 6.00%, 11/15/18		2,120	180,200
Transocean, Inc., 6.00%, 3/15/18 (d)		540	427,950

			7,555,886
Food & Staples Retailing — 1.7%
CVS Health Corp.:
4.75%, 12/01/22 (b)		289	315,567
5.00%, 12/01/24 (b)		183	201,675
5.13%, 7/20/45 (d)		3,879	4,167,896
Dollar Tree Inc. (b):
5.25%, 3/01/20		335	351,750
5.75%, 3/01/23		4,623	4,871,486
H.J. Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	5,404,406
Rite Aid Corp.:
6.75%, 6/15/21		541	572,108
6.13%, 4/01/23 (b)		2,974	3,137,570
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	6,008,531

			25,030,989
Food Products — 1.3%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		835	860,050
Kellogg Co., Series B, 7.45%, 4/01/31 (d)		3,425	4,244,507

Corporate Bonds		Par (000)	Value
Food Products (continued)
Kraft Foods, Inc.:
6.50%, 8/11/17 (d)	USD	4,450	$4,773,813
6.13%, 8/23/18		4,840	5,339,352
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (b)		191	197,685
Post Holdings, Inc. (b):
7.75%, 3/15/24		1,502	1,599,630
8.00%, 7/15/25		743	798,725
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		715	725,725
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)		431	443,391

			18,982,878
Health Care Equipment & Supplies — 0.6%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		2,065	1,734,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (b):
4.88%, 4/15/20		517	495,028
5.75%, 8/01/22		1,370	1,308,350
5.63%, 10/15/23		1,099	1,030,312
Medtronic, Inc., 4.63%, 3/15/45 (d)		4,565	4,788,201

			9,356,491
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		435	402,375
Amsurg Corp., 5.63%, 7/15/22		1,856	1,862,960
Centene Escrow Corp. (b)(i):
5.63%, 2/15/21		875	890,313
6.13%, 2/15/24		645	662,738
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,628,100
6.88%, 2/01/22		1,111	1,005,455
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,990	2,001,194
5.00%, 5/01/25		1,871	1,840,596
HCA, Inc.:
3.75%, 3/15/19		4,364	4,396,730
6.50%, 2/15/20		10,421	11,489,152
7.50%, 2/15/22		2,214	2,457,540
5.88%, 3/15/22		340	364,650
4.75%, 5/01/23		676	677,690
5.88%, 2/15/26		1,297	1,322,940
HealthSouth Corp.:
5.13%, 3/15/23		512	496,640
5.75%, 11/01/24		732	722,550
Hologic, Inc., 5.25%, 7/15/22 (b)		805	833,175

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
MEDNAX, Inc., 5.25%, 12/01/23 (b)	USD	587	$601,675
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	778,320
4.75%, 6/01/20		1,450	1,460,875
6.00%, 10/01/20		3,645	3,854,588
4.50%, 4/01/21		73	71,540
4.38%, 10/01/21		961	947,786
8.13%, 4/01/22		4,907	4,919,267
6.75%, 6/15/23		1,758	1,626,150
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)		10,000	13,268,670

			60,583,669
Hotels, Restaurants & Leisure — 0.6%
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		513	494,081
Jarden Corp., 5.00%, 11/15/23 (b)		398	408,945
MGM Resorts International, 6.00%, 3/15/23		1,374	1,369,706
New Red Finance, Inc., 6.00%, 4/01/22 (b)		2,215	2,311,906
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		1,586	1,681,160
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		407	405,474
Sabre GLBL, Inc. (b):
5.38%, 4/15/23		594	596,970
5.25%, 11/15/23		294	291,060
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,749,439

			9,308,741
Household Durables — 0.9%
Beazer Homes USA, Inc., 6.63%, 4/15/18		1,960	1,996,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,445,243
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		398	319,395
KB Home, 7.25%, 6/15/18		1,990	2,087,013
Shea Homes LP / Shea Homes Funding Corp. (b):
5.88%, 4/01/23		910	910,000
6.13%, 4/01/25		920	919,650
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,444,637
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		767	720,980

Corporate Bonds		Par (000)	Value
Household Durables (continued)
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19	USD	920	$892,400
5.88%, 6/15/24		625	606,250

			13,342,318
Household Products — 0.2%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	854,550
6.63%, 11/15/22		1,110	1,182,150
5.75%, 7/15/25 (b)		1,002	1,027,050

			3,063,750
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
6.00%, 1/15/22 (b)		1,548	1,607,985
5.38%, 1/15/23		2,109	1,919,190
5.88%, 1/15/24 (b)		823	843,575
5.50%, 2/01/24		1,749	1,530,375
5.75%, 1/15/25		1,064	956,270
Dynegy, Inc., 6.75%, 11/01/19		1,945	1,876,925
NRG Energy, Inc.:
6.25%, 7/15/22		567	467,775
6.25%, 5/01/24		218	173,855
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,310,360

			10,686,310
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (a)(e)		10,777	11,073,367
Insurance — 4.9%
American International Group, Inc., 6.40%, 12/15/20 (d)		8,710	10,151,575
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,507,345
Aon PLC, 4.25%, 12/12/42 (d)		6,500	6,038,078
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,914,039
Manulife Financial Corp., 4.90%, 9/17/20 (d)		10,425	11,504,123
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(d)		12,000	14,506,512
Principal Financial Group, Inc., 8.88%, 5/15/19		2,825	3,368,736
Prudential Financial, Inc., 6.63%, 12/01/37 (d)		10,000	12,158,040
Trader Corp., 9.88%, 8/15/18 (b)		1,455	1,505,925

			71,654,373
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		1,061	1,098,135

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Internet Software & Services (continued)
Netflix, Inc., 5.50%, 2/15/22 (b)	USD	563	$579,890

			1,678,025
IT Services — 1.2%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		1,755	1,386,450
Fidelity National Information Services, Inc., 5.00%, 10/15/25		1,935	2,019,416
First Data Corp. (b):
6.75%, 11/01/20		1,768	1,863,030
5.38%, 8/15/23		1,854	1,891,080
7.00%, 12/01/23		5,975	6,019,813
5.00%, 1/15/24		4,119	4,119,000
5.75%, 1/15/24		410	406,925

			17,705,714
Life Sciences Tools & Services — 0.9%
Life Technologies Corp., 6.00%, 3/01/20 (d)		12,000	13,462,776
Media — 7.6%
21st Century Fox America, Inc., 6.15%, 3/01/37 (d)		9,575	10,199,721
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,017,000
Altice Financing SA, 6.63%, 2/15/23 (b)		1,313	1,290,022
Altice SA (b):
7.75%, 5/15/22		2,425	2,261,312
7.63%, 2/15/25		1,515	1,348,350
Altice US Finance I Corp., 5.38%, 7/15/23 (b)		2,919	2,933,595
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,409,800
4.75%, 12/15/22		685	681,575
CCO Safari II LLC (b):
4.91%, 7/23/25		5,000	5,004,955
6.38%, 10/23/35		479	481,273
6.48%, 10/23/45		4,584	4,614,887
6.83%, 10/23/55		3,540	3,524,449
CCOH Safari LLC, 5.75%, 2/15/26 (b)		2,539	2,524,705
Cinemark USA, Inc., 5.13%, 12/15/22		349	350,745
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	9,352,404
Cox Communications, Inc., 8.38%, 3/01/39 (b)(d)		5,000	5,406,895
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,265,325

Corporate Bonds	Par (000)		Value
Media (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/01/21 (d)	USD	8,575	$9,330,012
DISH DBS Corp., 5.88%, 11/15/24		2,462	2,194,257
Gray Television, Inc., 7.50%, 10/01/20		543	559,969
Grupo Televisa SAB, 5.00%, 5/13/45 (d)		3,345	2,823,558
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		2,909	2,319,927
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	5,833,140
Lamar Media Corp., 5.75%, 2/01/26 (b)		224	230,720
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	486,150
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		1,471	1,472,839
Neptune Finco Corp., 6.63%, 10/15/25 (b)		1,436	1,489,850
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		475	479,156
Numericable Group SA, 6.00%, 5/15/22 (b)		8,520	8,392,200
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		249	254,603
5.63%, 2/15/24		122	124,745
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,334,500
Time Warner Cable, Inc., 6.55%, 5/01/37 (d)		3,519	3,512,785
Tribune Media Co., 5.88%, 7/15/22 (b)		1,403	1,399,492
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		1,000	1,045,580
Univision Communications, Inc. (b):
5.13%, 5/15/23		5,293	5,134,210
5.13%, 2/15/25		999	946,553
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,255	1,282,829

			112,314,088
Metals & Mining — 1.5%
Alcoa, Inc., 5.13%, 10/01/24		1,903	1,560,460
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,025,000
ArcelorMittal, 6.13%, 6/01/18		2,575	2,343,250

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Commercial Metals Co., 4.88%, 5/15/23	USD	2,194	$1,823,762
Constellium NV:
4.63%, 5/15/21	EUR	490	440,578
5.75%, 5/15/24 (b)	USD	1,728	1,296,000
First Quantum Minerals Ltd. (b):
7.00%, 2/15/21		303	137,108
7.25%, 5/15/22		912	410,400
Novelis, Inc., 8.75%, 12/15/20		2,983	2,711,249
Southern Copper Corp., 5.88%, 4/23/45		3,870	2,972,079
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,030,412
6.38%, 8/15/22		1,430	1,383,525
5.25%, 4/15/23		309	280,418
5.50%, 10/01/24		240	216,600
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,057	1,722,737

			22,353,578
Multi-Utilities — 1.4%
CenterPoint Energy, Inc. (d):
5.95%, 2/01/17		9,000	9,362,808
6.50%, 5/01/18		9,675	10,592,645

			19,955,453
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (b)		3,460	3,563,800
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV (b):
5.63%, 11/01/24		695	708,900
5.00%, 10/01/25		1,418	1,364,825

			2,073,725
Oil, Gas & Consumable Fuels — 12.5%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,360,052
4.88%, 5/15/23		343	260,630
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	75,755
Antero Resources Corp., 5.38%, 11/01/21		228	193,230
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		672	263,760
5.75%, 2/01/23		1,245	448,200
California Resources Corp., 8.00%, 12/15/22 (b)		5,604	2,227,590

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
5.50%, 10/01/22	USD	106	$95,400
5.50%, 4/01/23		1,079	978,642
CONSOL Energy, Inc., 5.88%, 4/15/22		4,876	3,151,115
Continental Resources, Inc.:
5.00%, 9/15/22		7,000	4,917,500
4.50%, 4/15/23		469	321,866
Denbury Resources, Inc., 5.50%, 5/01/22		443	155,050
El Paso LLC:
7.80%, 8/01/31		197	188,836
7.75%, 1/15/32		4,586	4,305,557
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,553,628
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,179,682
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		6,000	6,646,890
Energy Transfer Equity LP:
7.50%, 10/15/20		938	825,440
5.88%, 1/15/24		2,638	2,057,640
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	9,138,272
6.13%, 12/15/45		3,579	2,821,333
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	4,463,862
Series N, 6.50%, 1/31/19 (d)		12,000	12,943,740
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/01/20		3,027	1,286,475
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		3,666	2,831,985
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (d)		12,000	12,286,884
4.25%, 9/01/24		2,170	1,848,864
5.40%, 9/01/44		3,615	2,713,593
Laredo Petroleum, Inc., 7.38%, 5/01/22		106	78,705
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (b)		298	105,790
Marathon Petroleum Corp., 3.50%, 3/01/16 (d)		4,600	4,606,136
MEG Energy Corp. (b):
6.50%, 3/15/21		3,839	2,178,633
7.00%, 3/31/24		3,533	1,845,993
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	2,520,000
MPLX LP, 4.88%, 6/01/25 (b)		583	455,351
Nexen Energy ULC, 6.40%, 5/15/37 (d)		4,615	5,328,442

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)	USD	902	$843,370
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,784,000
5.05%, 11/15/44		3,500	2,526,072
Oasis Petroleum, Inc., 6.50%, 11/01/21		371	222,600
ONEOK Partners LP, 8.63%, 3/01/19 (d)		10,000	10,715,030
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,163,750
Petroleos Mexicanos (d):
3.50%, 1/30/23		5,000	4,262,500
4.88%, 1/18/24		2,000	1,808,880
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	2,726,300
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,734,505
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,012,999
4.90%, 2/15/45		2,102	1,465,033
Range Resources Corp., 5.00%, 8/15/22		32	24,960
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		580	440,800
RSP Permian, Inc., 6.63%, 10/01/22		789	702,210
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	10,639,580
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		7,393	6,487,357
5.75%, 5/15/24		2,575	2,259,562
Sabine Pass LNG LP, 7.50%, 11/30/16		5,965	6,158,862
Sanchez Energy Corp., 6.13%, 1/15/23		1,141	456,400
SM Energy Co., 6.50%, 1/01/23		322	185,955
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 2/01/21		1,265	1,094,225
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		1,519	1,382,290
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	4,529,599
Western Gas Partners LP, 5.38%, 6/01/21		5,125	4,784,444
Whiting Petroleum Corp., 5.00%, 3/15/19		1,672	1,085,755
Williams Cos., Inc.:
3.70%, 1/15/23		5,283	3,450,037

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (continued):
4.55%, 6/24/24	USD	1,253	$821,256
8.75%, 3/15/32		2,478	1,742,862
5.75%, 6/24/44		685	384,673
Williams Partners LP, 5.10%, 9/15/45		5,075	3,287,306

			183,843,693
Paper & Forest Products — 2.1%
International Paper Co. (d):
7.50%, 8/15/21		9,675	11,596,910
8.70%, 6/15/38		4,000	5,193,404
7.30%, 11/15/39		10,000	11,541,810
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,193,900

			30,526,024
Pharmaceuticals — 4.0%
AbbVie, Inc. (d):
2.90%, 11/06/22		5,675	5,576,431
4.70%, 5/14/45		3,255	3,193,568
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,443,199
3.85%, 6/15/24		6,000	6,110,724
4.75%, 3/15/45		1,450	1,449,916
Endo Finance LLC/Endo Finco, Inc. (b):
7.75%, 1/15/22		499	520,831
6.00%, 7/15/23		1,514	1,521,570
6.00%, 2/01/25		1,601	1,581,180
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,083,887
5.00%, 12/15/21		1,631	1,787,850
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		1,613	1,637,356
Merck & Co., Inc., 6.50%, 12/01/33 (d)		6,420	8,349,415
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18		6,955	6,924,572
5.38%, 3/15/20		1,668	1,573,132
7.00%, 10/01/20		382	376,270
6.38%, 10/15/20		3,180	3,052,800
7.50%, 7/15/21		273	270,782
5.63%, 12/01/21		1,737	1,580,670
5.50%, 3/01/23		979	863,968
5.88%, 5/15/23		2,320	2,076,400
6.13%, 4/15/25		476	427,805

			59,402,326

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.25%, 12/01/17	USD	5,750	$5,805,229
Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.:
4.50%, 1/15/18		6,500	6,779,805
5.05%, 9/01/20		500	537,391
5.90%, 11/01/21 (d)		3,770	4,273,506
AvalonBay Communities, Inc., 6.10%, 3/15/20 (d)		10,000	11,504,390
DDR Corp.:
4.75%, 4/15/18		2,140	2,244,518
7.88%, 9/01/20		2,650	3,210,096
ERP Operating LP, 5.75%, 6/15/17 (d)		10,000	10,551,770
Felcor Lodging LP, 5.63%, 3/01/23		999	997,751
HCP, Inc., 5.38%, 2/01/21 (d)		3,450	3,800,127
Host Hotels & Resorts LP, 3.75%, 10/15/23 (d)		3,600	3,534,786
iStar Financial, Inc., 4.00%, 11/01/17		825	777,562
UDR, Inc., 4.25%, 6/01/18 (d)		5,225	5,485,942

			53,697,644
Real Estate Management & Development — 0.5%
Lennar Corp.:
4.75%, 11/15/22		1,805	1,759,875
4.88%, 12/15/23		816	799,680
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,485	4,007,881
Realogy Group LLC/Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19		803	815,045
5.25%, 12/01/21 (d)		344	350,450

			7,732,931
Road & Rail — 1.1%
Hertz Corp.:
4.25%, 4/01/18		983	978,085
6.75%, 4/15/19		1,167	1,167,000
5.88%, 10/15/20		925	910,662
7.38%, 1/15/21		310	313,875
Norfolk Southern Corp., 6.00%, 3/15/05 (d)		12,700	13,610,844

			16,980,466
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.25%, 1/15/24 (b)		885	719,063
NXP BV/NXP Funding LLC (b):
4.13%, 6/15/20		1,154	1,148,230

Corporate Bonds	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC (b) (continued):
5.75%, 2/15/21	USD	1,655	$1,712,925
4.63%, 6/15/22		490	476,525

			4,056,743
Software — 0.5%
Infor US, Inc., 6.50%, 5/15/22 (b)		2,425	2,115,813
Informatica LLC, 7.13%, 7/15/23 (b)		477	426,915
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,435,000

			6,977,728
Specialty Retail — 1.3%
AutoNation, Inc., 6.75%, 4/15/18		6,125	6,650,231
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,423,625
6.88%, 11/01/35 (b)		1,514	1,565,097
Penske Automotive Group, Inc., 5.38%, 12/01/24		2,351	2,280,470
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,369,130

			19,288,553
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., 5.00%, 5/01/25		699	681,525
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,648,890
William Carter Co., 5.25%, 8/15/21		1,406	1,448,180

			3,778,595
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,475	1,349,625
Tobacco — 2.4%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	22,334,521
Reynolds American, Inc.:
3.50%, 8/04/16		8,375	8,457,904
3.25%, 11/01/22		970	981,730
4.85%, 9/15/23		1,120	1,222,472
5.85%, 8/15/45		2,335	2,589,777

			35,586,404
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (b):
Class A, 5.25%, 5/30/25		2,467	2,509,800

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (continued)
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (b) (continued):
Class B, 6.13%, 11/30/21	USD	2,805	$2,833,403

			5,343,203
Transportation Infrastructure — 0.9%
CEVA Group PLC, 4.00%, 5/01/18 (b)		1,800	1,512,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,149,288

			12,661,288
Wireless Telecommunication Services — 4.4%
America Movil SAB de CV (d):
2.38%, 9/08/16		12,495	12,526,088
3.13%, 7/16/22		1,275	1,268,514
American Tower Corp., 4.00%, 6/01/25		4,225	4,180,185
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,469,700
Crown Castle Towers LLC (b):
5.50%, 1/15/17		4,000	4,068,202
4.17%, 8/15/17		3,000	3,059,784
6.11%, 1/15/40		4,555	5,006,428
Digicel Group Ltd., 7.13%, 4/01/22 (b)		370	275,835
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,119,556
SBA Communications Corp., 4.88%, 7/15/22		1,445	1,445,000
SBA Tower Trust, 5.10%, 4/15/42 (b)		13,975	14,179,918
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	5,395,800
7.00%, 3/01/20		1,263	1,212,480
Sprint Corp.:
7.88%, 9/15/23		1,515	1,079,438
7.13%, 6/15/24		1,755	1,184,625
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,770,450
6.73%, 4/28/22		2,495	2,560,494
6.84%, 4/28/23		645	664,350
6.50%, 1/15/26		1,943	1,943,000

			65,409,847
Total Corporate Bonds — 106.3%			1,567,906,907

Foreign Agency Obligations	Par (000)		Value
Brazilian Government International Bond, 5.00%, 1/27/45	USD	4,525	$3,110,937
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	4,821,296
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,081,500
Total Foreign Agency Obligations — 0.7%			10,013,733

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,642,250
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,042,500
Total Municipal Bonds — 1.3%			18,684,750

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae, 0.00%, 10/09/19 (d)(k)		3,945	3,708,359

U.S. Treasury Obligations
U.S. Treasury Bond, 2.88%, 8/15/45		400,000	408,813
U.S. Treasury Note, 1.75%, 12/31/20		11,600,000	11,828,833
Total U.S. Treasury Obligations — 0.8%			12,237,646

Preferred Securities
Capital Trusts
Banks — 3.8%
BNP Paribas SA (a)(b)(e):
7.20% (d)		5,000	5,625,000
7.38%		4,535	4,449,969
Capital One Financial Corp., Series E, 5.55% (a)(e)		10,000	9,943,750
Credit Agricole SA, 8.38% (a)(b)(e)		5,000	5,560,275

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts	Par (000)		Value
Banks (continued)
Credit Suisse Group AG, 7.50% (a)(b)(e)	USD	3,250	$3,336,385
HSBC Capital Funding LP, 10.18% (a)(b)(e)		11,835	17,604,562
Nordea Bank AB, 6.13% (a)(b)(e)		5,540	5,264,773
Wells Fargo & Co. (a)(e):
Series K, 7.98%		809	845,405
Series S, 5.90%		281	283,459
Series U, 5.88%		2,655	2,798,635

			55,712,213
Capital Markets — 2.1%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)		3,000	2,911,500
Goldman Sachs Group, Inc., Series L, 5.70% (a)(e)		2,950	2,909,438
Morgan Stanley (a)(e):
Series H, 5.45%		2,200	2,123,000
Series J, 5.55%		6,530	6,460,619
State Street Capital Trust IV, 1.51%, 6/01/77 (a)		17,845	14,017,247
State Street Corp., Series F, 5.25% (a)(e)		1,855	1,864,275

			30,286,079
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (a)(e)		4,510	4,205,575
Diversified Financial Services — 4.0%
Bank of America Corp. (a)(e):
Series AA, 6.10%		6,630	6,740,721
Series K, 8.00%		2,420	2,443,426
Series U, 5.20%		5,785	5,408,975
Barclays PLC, 6.63% (a)(e)		4,885	4,752,382
Citigroup, Inc. (a)(e):
5.90%		2,210	2,176,850
Series D, 5.95%		7,000	6,792,100
JPMorgan Chase & Co.:
6.75% (a)(e)		7,775	8,416,437
JPMorgan Chase & Co. (a)(e):
Series 1, 7.90%		3,650	3,684,219
Series Q, 5.15%		4,000	3,810,400
Series R, 6.00% (d)		14,130	14,103,506
Royal Bank of Scotland Group PLC, 8.00% (a)(e)		970	995,463

			59,324,479
Electric Utilities — 0.4%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)		8,300	6,391,000

Capital Trusts	Par (000)		Value
Insurance — 6.4%
ACE Capital Trust II, 9.70%, 4/01/30 (d)	USD	7,000	$9,961,000
Allstate Corp, 6.50%, 5/15/57 (a)		10,400	11,289,200
American International Group, Inc., 8.18%, 5/15/58 (a)		3,755	4,886,194
AXA SA, 6.38% (a)(b)(e)		4,900	5,218,500
Bank One Capital III, 8.75%, 9/01/30 (d)		2,000	2,954,430
Chubb Corp., 6.38%, 4/15/37 (a)(d)		7,400	6,930,100
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27		5,000	6,020,730
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		4,890	5,392,227
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)		500	500,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/38 (a)		5,050	5,441,375
MetLife, Inc., 6.40%, 12/15/36 (d)		9,775	10,263,750
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		5,000	4,939,015
Reinsurance Group of America, Inc., 3.18%, 12/15/65 (a)		12,000	9,530,400
Swiss Re Capital I LP, 6.85% (a)(b)(e)		4,450	4,483,375
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(d)		6,800	6,808,500

			94,618,796
Multi-Utilities — 0.2%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)		4,400	3,679,500
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC (a):
7.00%, 6/01/67		2,500	2,000,000
Series A, 8.38%, 8/01/66 (a)		9,325	7,460,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)		9,400	6,274,500
TransCanada Trust, 5.63%, 5/20/75 (a)		2,755	2,472,612

			18,207,112
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (b)(e)		7,000	8,750,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts		Par (000)	Value
Road & Rail — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)	USD	6,125	$6,829,375
Total Capital Trust — 19.5%			288,004,129

Preferred Stocks		Shares
Banks — 1.0%
Wells Fargo & Co., 5.85% (a)(e)		550,500	14,230,425
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (a)(e)		162,450	4,056,376
SCE Trust III, 5.75% (a)(e)		31,650	842,207
State Street Corp., Series D, 5.90% (a)(e)		220,495	5,931,315

			10,829,898
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (a)(e)		10,220	257,544
Diversified Financial Services — 0.9%
Citigroup, Inc., Series K, 6.88% (a)(e)		488,320	13,414,150
Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25%		90,000	2,324,700
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (j)		11,107	1,178,231
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (b)(e)		5,600,000	5,936,000
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%		75,000	1,989,000

Preferred Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust, Series K, 5.70% (e)	50,000	$1,272,500

		3,261,500
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., 9.08% (b)	15	18,233,119
Total Preferred Stocks — 4.7%		69,665,567

Trust Preferreds — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40	7,504	7,509,882
Total Preferred Securities — 23.5%		365,179,578
Total Long-Term Investments (Cost — $2,068,281,459) — 140.6%		2,074,397,317

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (l)(m)	13,184,631	13,184,631
Total Short-Term Securities (Cost — $13,184,631) — 0.9%		13,184,631
Options Purchased (Cost — $1,708,392) — 0.1%		887,845
Total Investments (Cost — $2,083,174,482*) — 141.6%		2,088,469,793
Liabilities in Excess of Other Assets — (41.6)%		(613,599,241)

Net Assets — 100.0%		$1,474,870,552

*	As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,083,851,476

Gross unrealized appreciation	$91,690,731
Gross unrealized depreciation	(87,072,414)

Net unrealized appreciation	$4,618,317

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Perpetual security with no stated maturity date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Non-income producing security.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(i)	When-issued security.

(j)	Convertible security.

(k)	Zero-coupon bond.

(l)	During the period ended January 31, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at January 31, 2016	Net Income
BlackRock Liquidity Funds,TempFund, Institutional Class	610,104	12,574,527	13,184,631	$7,451

(m)	Current yield as of period end.

Portfolio Abbreviations

ARB	Airport Revenue Bonds	MSCI	Morgan Stanley Capital International	S&P	Standard and Poor’s
CLO	Collateralized Loan Obligation	OTC	Over-the-Counter	EUR	Euro
FKA	Formerly Known As	RB	Revenue Bonds	USD	U.S. Dollar
LIBOR	London Interbank Offered Rate

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.19%	3/05/15	Open	$3,570,225	$3,576,481	U.S. Government Sponsored Agency Securities	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	6,863,500	6,868,219	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	10,770,000	10,777,404	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	8,268,750	8,274,435	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,905,625	4,908,998	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,499,250	4,502,343	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	710,625	711,114	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	5,906,250	5,910,311	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,184,375	1,185,189	Corporate Bonds	Open/Demand[1]

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	0.55%	12/17/15	Open	$2,514,500	$2,516,229	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,867,413	4,870,759	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,691,813	4,695,038	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,768,500	2,770,403	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	0.60%	12/17/15	Open	9,843,750	9,851,133	Capital Trusts	Open/Demand[1]
Barclays Capital, Inc.	0.60%	12/17/15	Open	11,820,000	11,828,865	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.50%	12/17/15	Open	2,720,000	2,721,700	Capital Trusts	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	3,238,688	3,241,319	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,199,375	2,201,162	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,664,063	2,666,227	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	522,500	522,925	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	4,800,000	4,803,902	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,113,969	5,118,443	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	6,318,969	6,324,498	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	4,978,969	4,983,325	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	2,641,781	2,644,093	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	3,540,563	3,543,662	Corporate Bonds	Open/Demand[1]
Credit Suisse Securities (USA) LLC	0.75%	12/17/15	Open	1,204,875	1,206,005	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,675,000	6,680,340	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,056,625	4,059,870	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,826,325	10,834,986	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,336,375	3,339,044	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,212,500	17,226,270	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	2,699,250	2,701,409	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,202,500	3,205,062	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,202,500	3,205,062	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	21,125,880	21,142,781	Corporate Bonds	Open/Demand[1]

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets LLC	0.64%	12/17/15	Open	$3,319,388	$3,322,043	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	8,832,250	8,839,316	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,613,000	17,627,090	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,405,000	6,410,124	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,595,688	3,598,564	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,940,000	3,943,152	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,801,038	3,804,078	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	12,630,000	12,640,104	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	7,395,000	7,400,916	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,043,813	10,051,848	Capital Trusts	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,175,000	10,183,140	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	8,008,000	8,014,406	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,507,938	4,511,544	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	9,989,438	9,997,429	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	13,740,000	13,750,992	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,381,500	4,385,005	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,594,625	4,598,301	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,930,000	4,933,944	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,413,813	6,418,944	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,285,000	3,287,628	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	5,460,000	5,466,825	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	1.00%	12/17/15	Open	339,700	339,275	Corporate Bonds	Open/Demand[1]
JP Morgan Chase Bank	0.63%	12/18/15	Open	7,873,000	7,878,787	Corporate Bonds	Open/Demand[1]
JP Morgan Chase Bank	0.65%	12/18/15	Open	11,575,000	11,583,778	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,160,000	3,162,699	Capital Trusts	Open/Demand[1]

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	$4,754,000	$4,758,061	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	11,714,000	11,724,006	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	14,418,000	14,430,315	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	11,933,000	11,943,193	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,067,000	7,073,036	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	9,142,000	9,149,809	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,963,000	7,969,802	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	10,451,000	10,459,927	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,014,000	3,016,574	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,197,000	5,201,439	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,841,000	2,843,427	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,045,000	4,048,455	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,189,000	5,193,432	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	3,319,000	3,321,835	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	1,771,000	1,772,513	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,125,000	4,128,523	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,096,000	5,100,353	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	5,574,000	5,578,761	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	10,410,000	10,418,892	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,455,000	4,458,805	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	7,109,000	7,115,072	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	9,258,000	9,265,908	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	4,444,000	4,447,796	Corporate Bonds	Open/Demand[1]

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	$2,771,000	$2,773,367	Corporate Bonds	Open/Demand[1]
BNP Paribas Securities Corp.	0.75%	12/21/15	Open	2,712,000	2,714,317	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/22/15	Open	9,022,500	9,029,076	Corporate Bonds	Open/Demand[1]
RBC Capital Markets LLC	0.64%	12/22/15	Open	3,995,370	3,998,282	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	5,030,350	5,034,542	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	10,925,000	10,934,104	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	10,736,813	10,745,760	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	6,919,000	6,924,766	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	8,400,000	8,407,000	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	3,227,188	3,229,877	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	6,050,000	6,055,042	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	5,784,800	5,789,621	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	10,185,000	10,193,488	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	5,575,000	5,579,646	Capital Trusts	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	1,080,000	1,080,900	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	0.75%	12/22/15	Open	23,978,500	23,998,482	Corporate Bonds	Open/Demand[1]
Barclays Capital, Inc.	2.00%	1/04/16	Open	389,475	389,107	Corporate Bonds	Open/Demand[1]
Total				$641,544,470	$642,066,249

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
89	2-Year U.S. Treasury Note	March 2016	USD	19,457,625	$92,520
1,400	5-Year U.S. Treasury Note	March 2016	USD	168,940,625	2,881,187
440	10-Year U.S. Treasury Note	March 2016	USD	57,014,375	494,428
390	Long U.S. Treasury Bond	March 2016	USD	62,802,188	478,394
(180)	Ultra Long U.S. Treasury Bond	March 2016	USD	29,913,750	(467,172)
(871)	90-Day Euro Future	December 2016	USD	215,975,338	(598,813)
(900)	90-Day Euro Future	March 2017	USD	222,986,250	(776,250)
Total					$2,104,294

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Put	2/19/16	USD	1,890.00	50	$90,750
S&P 500 Index	Put	3/18/16	USD	1,820.00	250	547,500
Total						$638,250

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Swap	Deutsche Bank AG	Put	3.05%	Pay	3-month LIBOR	6/09/16	USD	63,150	$249,595

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date		Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.65%[1]	3-month LIBOR	N/A		11/30/19	USD	39,200	$(871,662)
1.66%[1]	3-month LIBOR	1/31/16	[2]	5/31/20	USD	99,000	(1,719,670)
1.63%[1]	3-month LIBOR	1/31/16	[2]	5/31/20	USD	50,100	(814,183)
2.21%[1]	3-month LIBOR	N/A		10/18/20	USD	50,000	(2,346,931)
Total							$(5,752,446)

[1] Fund pays the fixed rate and receives the floating rate.
[2] Forward Swap.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	2,535	$(20,316)	$21,438	$(41,754)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD	1,465	(11,741)	12,389	(24,130)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD	4,000	(32,057)	36,784	(68,841)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR	1,500	(11,722)	18,384	(30,106)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(67,739)	(3,531)	(64,208)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(42,149)	(2,197)	(39,952)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(84,280)	(45,494)	(38,786)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(65,674)	24,299	(89,973)

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	$(40,864)	$15,119	$(55,983)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(84,495)	(15,830)	(68,665)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(58,798)	(35,334)	(23,464)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(73,204)	(37,638)	(35,566)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	(149,145)	(44,729)	(104,416)
Prudential Financial, Inc.	1.00%	Citibank N.A.	12/20/20	USD	1,879	1,023	(5,207)	6,230
Prudential Financial, Inc.	1.00%	Goldman Sachs International	12/20/20	USD	1,181	643	(8,229)	8,872
CDX NA	1.00%	Citibank N.A.	12/20/20	USD	75	33,321	(315,483)	348,804
MetLife, Inc.	1.00%	Citibank N.A.	12/20/20	USD	1,360	4,199	(1,254)	5,453
Total						$(702,998)	$(386,513)	$(316,485)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	2,425	$(41,147)	$(33,695)	$(7,452)
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	USD	10	(170)	(154)	(16)
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	USD	994	(16,866)	(15,024)	(1,842)
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	NR	USD	4,500	56,653	(13,974)	70,627
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	NR	USD	2,800	35,251	(8,695)	43,946
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	USD	4,500	68,941	(3,516)	72,457
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A+	USD	2,800	42,897	(2,187)	45,084
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	12,200	179,132	17,233	161,899
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	33,060	(52,454)	85,514
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	159,633	79,752	79,881
Total							$517,384	$(32,714)	$550,098

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$78,837,843	$17,825,550	$96,663,393
Common Stocks	—	—	2,951	2,951
Corporate Bonds	—	1,562,889,907	5,017,000	1,567,906,907
Foreign Agency Obligations	—	10,013,733	—	10,013,733
Municipal Bonds	—	18,684,750	—	18,684,750
Preferred Securities	$53,006,330	312,173,248	—	365,179,578
U.S. Government Sponsored Agency Securities	—	3,708,359	—	3,708,359
U.S. Treasury Obligations	—	12,237,646	—	12,237,646
Short-Term Securities:	13,184,631	—	—	13,184,631
Options Purchased:
Interest Rate Contracts	—	249,595	—	249,595
Equity Contracts	638,250	—	—	638,250

Total	$66,829,211	$1,998,795,081	$22,845,501	$2,088,469,793

22	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest Rate Contracts	$3,946,529	—	—	$3,946,529
Credit Contracts	—	$928,767	—	928,767
Liabilities:
Interest Rate Contracts	(1,842,235)	(5,752,446)	—	(7,594,681)
Credit Contracts	—	(695,154)	—	(695,154)

Total	$2,104,294	$(5,518,833)	—	$(3,414,539)

[1] Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$63,600	—	—	$63,600
Foreign currency at value	16,919	—	—	16,919
Cash pledged for financial futures contracts	2,947,000	—	—	2,947,000
Cash pledged for centrally cleared swaps	1,854,090	—	—	1,854,090
Cash pledged for reverse repurchase agreements	560,000	—	—	560,000
Liabilities:
Cash received as collateral for swap	—	$(460,000)	—	(460,000)
Cash received as collateral for repurchase agreements	—	(3,339,000)	—	(3,339,000)
Reverse repurchase agreements	—	(642,066,249)	—	(642,066,249)

Total	$5,441,609	$(645,865,249)	—	$(640,423,640)

During the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016	23

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Real Estate Investment Trust	Total
Assets:
Opening Balance, as of October 31, 2015	$11,525,615	$5,079,000	—	$16,604,615
Transfers out of Level 3	(999,990)	—	—	(999,990)
Accrued discounts/premiums	3,218	—	—	3,218
Net realized gain (loss)	(6,750)	—	—	(6,750)
Net change in unrealized appreciation (depreciation)[1]	(166,043)	(62,000)	$(42,494)	(270,537)
Purchases	8,924,500	—	45,445	8,969,945
Sales	(1,455,000)	—	—	(1,455,000)
Closing Balance, as of January 31, 2016	$17,825,550	$5,017,000	$2,951	$22,845,501

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016[1]	$(137,543)	$(62,000)	$(42,494)	$(242,037)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

24	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date:	March 22, 2016